JPMorgan Climate Change Solutions ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.0%
Australia — 1.5%
Brambles Ltd.	36,869	375,867
Austria — 0.5%
ANDRITZ AG	2,070	132,605
Canada — 1.5%
West Fraser Timber Co. Ltd.	4,211	373,413
China — 1.9%
Contemporary Amperex Technology Co. Ltd., Class A	9,320	240,218
NARI Technology Co. Ltd., Class A	71,320	237,051
		477,269
Denmark — 1.8%
Cadeler A/S *	21,913	141,593
NKT A/S *	1,433	128,996
Orsted A/S * (a)	3,184	189,779
		460,368
Finland — 0.8%
UPM-Kymmene OYJ	6,227	205,964
France — 7.2%
Dassault Systemes SE	20,440	774,855
Neoen SA (a)	2,621	109,291
Nexans SA	3,827	494,625
SPIE SA	10,176	393,352
Voltalia SA (Registered) *	6,130	68,141
		1,840,264
Germany — 4.2%
Infineon Technologies AG	2,839	98,622
Mercedes-Benz Group AG	3,256	215,236
Nemetschek SE	1,262	120,541
Siemens AG (Registered)	3,428	627,657
		1,062,056
Ireland — 1.8%
Kingspan Group plc	4,969	464,921
Italy — 5.9%
ERG SpA	9,657	256,061
Prysmian SpA	18,161	1,248,470
		1,504,531
Japan — 7.9%
Hitachi Ltd.	48,600	1,050,085
Keyence Corp.	1,700	743,343
Kurita Water Industries Ltd.	4,700	200,590
		1,994,018

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — 2.6%
Arcadis NV	7,820	558,513
ASML Holding NV	120	111,741
		670,254
South Africa — 0.6%
Scatec ASA * (a)	18,613	150,237
Spain — 2.2%
Audax Renovables SA *	23,456	46,365
Iberdrola SA *	1,094	14,450
Iberdrola SA	37,220	491,609
		552,424
Sweden — 4.0%
Atlas Copco AB, Class A	41,844	744,725
Volvo AB, Class B	11,025	281,367
		1,026,092
Switzerland — 2.8%
ABB Ltd. (Registered)	6,563	364,290
DSM-Firmenich AG	832	106,221
SIG Group AG	5,572	117,012
Sika AG (Registered)	405	122,965
		710,488
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,749	289,984
United Kingdom — 3.1%
SSE plc	32,134	777,701
United States — 46.6%
AGCO Corp.	2,061	194,600
Autodesk, Inc. *	1,275	315,588
Carlisle Cos., Inc.	588	246,125
Carrier Global Corp.	7,739	527,103
CNH Industrial NV	24,570	261,670
Cognex Corp.	2,922	144,990
Deere & Co.	1,229	457,163
Eaton Corp. plc	397	121,002
EnerSys	1,190	130,817
First Solar, Inc. *	1,032	222,902
Hubbell, Inc.	1,339	529,775
NextEra Energy, Inc.	11,235	858,242
NVIDIA Corp.	2,822	330,230
ON Semiconductor Corp. *	1,759	137,642
Owens Corning	1,852	345,176
Quanta Services, Inc.	3,533	937,588
Rayonier, Inc., REIT	8,726	264,660
Schneider Electric SE	4,115	991,860
Steel Dynamics, Inc.	1,032	137,483
TE Connectivity Ltd.	1,592	245,693

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Tetra Tech, Inc.	3,684	785,576
Trane Technologies plc	3,261	1,090,087
Trex Co., Inc. *	5,529	462,390
Veralto Corp.	5,573	593,859
Watts Water Technologies, Inc., Class A	675	140,076
Weyerhaeuser Co., REIT	17,454	554,339
Xylem, Inc.	6,151	821,158
		11,847,794
Total Common Stocks (Cost $20,948,540)		24,916,250
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (b) (c)(Cost $208,293)	208,254	208,316
Total Investments — 98.8% (Cost $21,156,833)		25,124,566
Other Assets Less Liabilities — 1.2%		295,573
NET ASSETS — 100.0%		25,420,139

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2024.

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Electrical Equipment	17.9%
Machinery	12.9
Building Products	12.5
Electric Utilities	9.3
Commercial Services & Supplies	8.5
Industrial Conglomerates	6.7
Software	4.8
Semiconductors & Semiconductor Equipment	4.7
Electronic Equipment, Instruments & Components	4.5
Construction & Engineering	4.3
Specialized REITs	3.3
Independent Power and Renewable Electricity Producers	2.5
Paper & Forest Products	2.3
Professional Services	2.2
Others (each less than 1.0%)	2.8
Short-Term Investments	0.8

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$375,867	$—	$375,867
Austria	—	132,605	—	132,605
Canada	373,413	—	—	373,413
China	—	477,269	—	477,269
Denmark	141,593	318,775	—	460,368
Finland	—	205,964	—	205,964
France	—	1,840,264	—	1,840,264
Germany	—	1,062,056	—	1,062,056

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ireland	$—	$464,921	$—	$464,921
Italy	—	1,504,531	—	1,504,531
Japan	—	1,994,018	—	1,994,018
Netherlands	—	670,254	—	670,254
South Africa	—	150,237	—	150,237
Spain	—	552,424	—	552,424
Sweden	—	1,026,092	—	1,026,092
Switzerland	—	710,488	—	710,488
Taiwan	289,984	—	—	289,984
United Kingdom	—	777,701	—	777,701
United States	10,855,934	991,860	—	11,847,794
Total Common Stocks	11,660,924	13,255,326	—	24,916,250
Short-Term Investments
Investment Companies	208,316	—	—	208,316
Total Investments in Securities	$11,869,240	$13,255,326	$—	$25,124,566
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (a) (b)	$195,583	$338,391	$325,672	$12	$2	$208,316	208,254	$5,021	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.